Warrants - Schedule of Changes in Warrants Issued and Outstanding (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance		24	24
Warrants issued		0	0
Warrants exercised		(24)
Outstanding warrant, Ending balance		0		24
December 7, 2023 Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	231
Warrants issued	2,658
Warrants exercised	(231)
Warrants canceled	(2,658)
Outstanding warrant, Ending balance	0		231
Common Stock Warrants February 1, 2024 [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0
Warrants issued	750
Warrants exercised	0
Warrants canceled	0
Outstanding warrant, Ending balance	750		0
Common Stock Warrants Woodway [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0
Warrants issued	200
Warrants exercised	0
Warrants canceled	0
Outstanding warrant, Ending balance	200		0
Common Stock Warrants Registered Direct Placement Agent [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0
Warrants issued	107
Warrants exercised	0
Warrants canceled	0
Outstanding warrant, Ending balance	107		0
Common Stock Warrants Registered Direct [Membe
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0
Warrants issued	1,420
Warrants exercised	0
Warrants canceled	0
Outstanding warrant, Ending balance	1,420		0
Common Stock Warrants Best Efforts Pre-Funded [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0
Warrants issued	26,269
Warrants exercised	(26,269)
Warrants canceled	0
Outstanding warrant, Ending balance	0		0
Common Stock Warrants Best Efforts A-1 [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0
Warrants issued	28,369
Warrants exercised	0
Warrants canceled	0
Outstanding warrant, Ending balance	28,369		0
Common Stock Warrants Best Efforts A-2 [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0
Warrants issued	28,369
Warrants exercised	0
Warrants canceled	0
Outstanding warrant, Ending balance	28,369		0
Common Stock Warrants Best Efforts Placement Agent [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0
Warrants issued	2,128
Warrants exercised	0
Warrants canceled	0
Outstanding warrant, Ending balance	2,128		0
Class A Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0	23	23	0
Warrants issued		0	0	23
Warrants exercised		(23)	(23)	0
Outstanding warrant, Ending balance		0	0	23
Class B Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0	1	1	0
Warrants issued		0	0	2
Warrants exercised		(1)	(1)	(1)
Outstanding warrant, Ending balance		0	0	1
Service Providers Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0	0	0
Warrants issued			20
Warrants exercised			(20)
Outstanding warrant, Ending balance			0	0
Senior Secured Notes Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	0	0	0
Warrants issued			41
Warrants exercised			(41)
Outstanding warrant, Ending balance			0	0
Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrant, Beginning balance	231	0	0
Warrants issued	90,270		231
Warrants exercised	(26,500)		0
Warrants canceled	(2,658)
Outstanding warrant, Ending balance	61,343		231	0